UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford B. Prater
Title:   Managing Partner
Phone:   646-827-2688

Signature, Place, and Date of Signing:

/s/ Sanford B. Prater              New York, New York            August 3, 2012
    [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




                                Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                   74
                                                   --------------

Form 13F Information Table Value Total:              $50,044
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None

                                                                                                                        VOTING
                                    TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------------------------------

AGCO CORP COM STK                   COMMON STOCK  001084102     686   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

AMARIN CORPORATION P LC ADR         ADRS STOCKS   023111206     651   45,000 SH             SOLE           45,000    0    0
-------------------------------------------------------------

AMERICAN AXLE & MFG HLDGS INC       COMMON STOCK  024061103     525   50,000 SH             SOLE           50,000    0    0
-------------------------------------------------------------

AMERICAN EAGLE OUTFI TTERS INC      COMMON STOCK  02553E106     493   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

AMERICAN INTERNATION AL GROUP       COMMON STOCK  026874784     802   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

ANADARKO PETE CORP COM STK          COMMON STOCK  032511107   1,324   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

BLOCK H & R INC COM STK             COMMON STOCK  093671105     320   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

BROADCOM CORP CL A COM STK          COMMON STOCK  111320107     506   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

BUCKEYE TECHNOLOGIES INC COM        COMMON STOCK  118255108     570   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

CDN PAC RLWAY                       COMMON STOCK  13645T100   1,099   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

CELADON GROUP INC COM STK           COMMON STOCK  150838100     819   50,000 SH             SOLE           50,000    0    0
-------------------------------------------------------------

CENTRL GAR & PET                    COMMON STOCK  153527205     381   35,000 SH             SOLE           35,000    0    0
-------------------------------------------------------------

CHENIERE ENERGY INC COM STK         COMMON STOCK  16411R208     147   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

CINEMARK HOLDINGS IN C              COMMON STOCK  17243V102     686   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

CRIMSON EXPL INC COM STK            COMMON STOCK  22662K207     344   75,000 SH             SOLE           75,000    0    0
-------------------------------------------------------------

DELTA AIRLINES INC                  COMMON STOCK  247361702     164   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

DIREXION DLY ENERGY BEAR 3X     US ETF'S - US TR  25459W342     389   35,000 SH             SOLE           35,000    0    0
-------------------------------------------------------------

EASTMAN CHEM CO COM STK             COMMON STOCK  277432100   1,007   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

EMC CORP MASS COM STK               COMMON STOCK  268648102     769   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

ENDEAVOUR INTL CORP COM STK         COMMON STOCK  29259G200     126   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

ESCO TECHNOLOGIES IN C COM STK      COMMON STOCK  296315104     729   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

FORD MOTOR COMPANY COM STK          COMMON STOCK  345370860     192   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

FREEPORT MCMORAN COP PER & GOL      COMMON STOCK  35671D857     681   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

GENERAL ELECTRIC CO COM STK         COMMON STOCK  369604103   1,667   80,000 SH             SOLE           80,000    0    0
-------------------------------------------------------------

GENESEE & WYO INC CL A COM STK      COMMON STOCK  371559105     343    6,500 SH             SOLE            6,500    0    0
-------------------------------------------------------------

GLOBAL PMTS INC COM STK             COMMON STOCK  37940X102     865   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

GOLDCORP INC NEW CAD NPV CL A       COMMON STOCK  380956409     376   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

GRANITE CONSTR INC COM STK          COMMON STOCK  387328107     522   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

GREAT LAKES DREDGE & DOCK CORP      COMMON STOCK  390607109     712  100,000 SH             SOLE          100,000    0    0
-------------------------------------------------------------

GREENBRIER COS INC COM STK          COMMON STOCK  393657101     791   45,000 SH             SOLE           45,000    0    0
-------------------------------------------------------------

HUNTSMAN CORP COM STK               COMMON STOCK  447011107     259   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

INTERNATIONAL PAPER CO COM STK      COMMON STOCK  460146103     879   30,400 SH             SOLE           30,400    0    0
-------------------------------------------------------------

IRON MOUNTAIN INC COM STK           COMMON STOCK  462846106     330   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

KAISER ALUM CORP COM STK            COMMON STOCK  483007704     648   12,500 SH             SOLE           12,500    0    0
-------------------------------------------------------------

KBR INC                             COMMON STOCK  48242W106     865   35,000 SH             SOLE           35,000    0    0
-------------------------------------------------------------

KOPPERS HLDGS INC COM STK           COMMON STOCK  50060P106     850   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

KRAFT FOODS INC                     COMMON STOCK  50075N104   1,545   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

KULICKE & SOFFA INDS INC COM        COMMON STOCK  501242101     357   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

LOWES COS INC COM STK               COMMON STOCK  548661107   1,138   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

MASTEC INC COM STK                  COMMON STOCK  576323109     602   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

MCDERMOTT INTERNATIO NAL INC C      COMMON STOCK  580037109     557   50,000 SH             SOLE           50,000    0    0
-------------------------------------------------------------

MEADWESTVACO CORP Com               COMMON STOCK  583334107   1,150   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

MERCK & CO                          COMMON STOCK  58933Y105   1,253   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

MOLYCORP INC COM STK                COMMON STOCK  608753109     323   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

MOSAIC CMPANY                       COMMON STOCK  61945C103     685   12,500 SH             SOLE           12,500    0    0
-------------------------------------------------------------

NEWCASTLE INVT CORP NEW COM RE      REITS/RICS    65105M108     670  100,000 SH             SOLE          100,000    0    0
-------------------------------------------------------------

NEWELL RUBBERMAID IN C MEDIUM       COMMON STOCK  651229106     907   50,000 SH             SOLE           50,000    0    0
-------------------------------------------------------------

NORTHWEST PIPE CO COM STK           COMMON STOCK  667746101     425   17,500 SH             SOLE           17,500    0    0
-------------------------------------------------------------

NUANCE COMMUNICATION S INC COM      COMMON STOCK  67020Y100     481   20,200 SH             SOLE           20,200    0    0
-------------------------------------------------------------

OIL STS INTL INC COM STK            COMMON STOCK  678026105     662   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

OWENS CORNING INC                   COMMON STOCK  690742101     648   22,700 SH             SOLE           22,700    0    0
-------------------------------------------------------------

PFIZER INC COM                      COMMON STOCK  717081103   1,380   60,000 SH             SOLE           60,000    0    0
-------------------------------------------------------------

PLAINS EXPLORATION & PRODUCTI       COMMON STOCK  726505100     792   22,500 SH             SOLE           22,500    0    0
-------------------------------------------------------------

PROSHARES TR ULTRASH TSP500     US ETF'S - US TR  74347R883     156   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

PROSHARES ULTRASHORT BASIC M    US ETF'S - US TR  74347X617     419   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

PS ULTRSHRT EURO                US ETF'S - US TR  74347W882     627   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

QUALITY DISTRIB                     COMMON STOCK  74756M102     720   65,000 SH             SOLE           65,000    0    0
-------------------------------------------------------------

RAILAMERICA INC COM STK             COMMON STOCK  750753402     484   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

REGIONAL MANAGEMENT CORP COM S      COMMON STOCK  75902K106     740   45,000 SH             SOLE           45,000    0    0
-------------------------------------------------------------

SALEM COMMUNICATIONS CORP CA        COMMON STOCK  794093104     219   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

SIRIUS XM RADIO INC COM STK         COMMON STOCK  82967N108     185  100,000 SH             SOLE          100,000    0    0
-------------------------------------------------------------

SONIC CORP COM STK                  COMMON STOCK  835451105   1,002  100,000 SH             SOLE          100,000    0    0
-------------------------------------------------------------

SPREADTRUM COMMUNICA TION SPO       ADRS STOCKS   849415203     353   20,000 SH             SOLE           20,000    0    0
-------------------------------------------------------------

TARGET CORP COM STK                 COMMON STOCK  87612E106   1,746   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

TESORO CORP COM STK                 COMMON STOCK  881609101     749   30,000 SH             SOLE           30,000    0    0
-------------------------------------------------------------

TYCO INTERNATIONAL LTD              COMMON STOCK  H89128104   1,321   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

ULTRA S&P500 PROSHAR ES         US ETF'S - US TR  74347R107     545   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

UNITED RENTALS INC COM STK          COMMON STOCK  911363109   1,532   45,000 SH             SOLE           45,000    0    0
-------------------------------------------------------------

UNWIRED PLANET INC COM STK          COMMON STOCK  91531F103     173   75,000 SH             SOLE           75,000    0    0
-------------------------------------------------------------

WABCO HOLDINGS INC                  COMMON STOCK  92927K102     265    5,000 SH             SOLE            5,000    0    0
-------------------------------------------------------------

WATSON PHARMACEUTICALS INC          COMMON STOCK  942683103   1,110   15,000 SH             SOLE           15,000    0    0
-------------------------------------------------------------

WESTPORT INNOVATIONS INC COM        COMMON STOCK  960908309     368   10,000 SH             SOLE           10,000    0    0
-------------------------------------------------------------

XL GROUP PUBLIC LIMITED COMPAN      COMMON STOCK  G98290102     842   40,000 SH             SOLE           40,000    0    0
-------------------------------------------------------------

YAHOO INC COM STK                   COMMON STOCK  984332106     396   25,000 SH             SOLE           25,000    0    0
-------------------------------------------------------------

                                                             50,044